Common Stock	12 Months Ended
Dec. 31, 2013
Common Stock
Common Stock

15.                           Common Stock

Share Capital

Each share of common stock is entitled to one vote per share and are entitled to dividends when declared by the Company’s board of directors. As of December 31, 2012 and 2013, there were 55,091,561 and 55,570,361 shares of common stock outstanding, respectively. As of December 31, 2011, 2012 and 2013, there was no preferred stock issued and outstanding.

In 2011, the Company issued 468,000 shares of common stock on the exercise of employee stock options with exercise price of $1.60 per share, for total proceeds of $749. In 2011, the Company received further cash proceeds of $3 on the exercise of stock options for which the shares were issued subsequent to December 31, 2011.

In 2012, the Company issued 317,600 shares of common stock on the exercise of employee stock options with exercise price of $1.60 per share, for total proceeds of $508. The Company received further cash proceeds of $8 on the exercise of stock option for which the shares were issued subsequent to December 31, 2012.

In 2013, the Company issued 360,600 shares of common stock on the exercise of employee stock options with exercise price of $1.60 per share and 118,200 shares of common stock on the exercise of employee stock options with exercise price of $2.37 per share, for total proceeds of $848. The Company received further cash proceeds of $18 on the exercise of stock option for which the shares were issued subsequent to December 31, 2013.